Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	Changes in the carrying amount of goodwill are as follows:

	US Acquiring	Digital Commerce	Total
Balance as of December 31, 2021	$1,525,135	$2,124,902	$3,650,037
Additions during the period (1)	—	284,239	284,239
Purchase price accounting adjustments (2)	—	(2,313)	(2,313)
Impairment	(948,237)	(933,950)	(1,882,187)
Foreign exchange	—	(56,325)	(56,325)
Balance as of June 30, 2022	$576,898	$1,416,553	$1,993,451

	US Acquiring	Digital Commerce	Total
Balance as of December 31, 2020	$1,503,307	$1,978,509	$3,481,816
Additions during the period (3)	21,828	—	21,828
Foreign exchange	—	(20,105)	(20,105)
Balance as of June 30, 2021	$1,525,135	$1,958,404	$3,483,539

(1)
Additions to goodwill within the Digital Commerce segment in the current period relate to the acquisition of SaftPay Inc. (“Safetypay”) (See Note 11).
(2)
Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to June 30, 2022.
(3)
Additions to goodwill within the US Acquiring segment in the prior year relate to the acquisition of International Card Services ("ICS").